Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000086650 | NVIDIA8265283
Holdings [Line Items]
Percent of Total Investments	8.10%
C000086650 | Amazon.com8265240
Holdings [Line Items]
Percent of Total Investments	5.70%
C000086650 | Visa8265301
Holdings [Line Items]
Percent of Total Investments	5.00%
C000086650 | MercadoLibre8265274
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086650 | Netflix8265277
Holdings [Line Items]
Percent of Total Investments	4.30%
C000086650 | Axon Enterprise8265247
Holdings [Line Items]
Percent of Total Investments	4.20%
C000086650 | ASML Holding8265220
Holdings [Line Items]
Percent of Total Investments	3.80%
C000086650 | Keyence8265212
Holdings [Line Items]
Percent of Total Investments	3.80%
C000086650 | Adyen8265215
Holdings [Line Items]
Percent of Total Investments	3.70%
C000086650 | Alphabet8265235
Holdings [Line Items]
Percent of Total Investments	3.50%
C000086650 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000086650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000086650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000086650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086650 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086650 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086650 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000086650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000086650 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000086651 | NVIDIA8265283
Holdings [Line Items]
Percent of Total Investments	8.10%
C000086651 | Amazon.com8265240
Holdings [Line Items]
Percent of Total Investments	5.70%
C000086651 | Visa8265301
Holdings [Line Items]
Percent of Total Investments	5.00%
C000086651 | MercadoLibre8265274
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086651 | Netflix8265277
Holdings [Line Items]
Percent of Total Investments	4.30%
C000086651 | Axon Enterprise8265247
Holdings [Line Items]
Percent of Total Investments	4.20%
C000086651 | ASML Holding8265220
Holdings [Line Items]
Percent of Total Investments	3.80%
C000086651 | Keyence8265212
Holdings [Line Items]
Percent of Total Investments	3.80%
C000086651 | Adyen8265215
Holdings [Line Items]
Percent of Total Investments	3.70%
C000086651 | Alphabet8265235
Holdings [Line Items]
Percent of Total Investments	3.50%
C000086651 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000086651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000086651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000086651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086651 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086651 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086651 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000086651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000086651 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.10%